ACCRUED LIABILITIES (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
ACCRUED LIABILITIES
Payroll and related costs			$ 172		$ 149
Interest			35		34
Volume and rebate accruals			95		85
Income taxes			80		44
Taxes other than income taxes			79		87
Restructuring and plant closing costs	68		55		93
Environmental accruals	5		5		10
Pension liabilities			12		11
Other postretirement benefits			9		12
Self-insured casualty loss reserves			12		11
Deferred Revenue			11		16
Legal reserve			3		15
Asset retirement obligations			1
Other miscellaneous accruals			173		156
Total	$ 733	[1]	$ 742	[1],[2]	$ 723	[2]

[1]	At March 31, 2014 and December 31, 2013, respectively, $34 and $39 of cash and cash equivalents, $9 each of restricted cash, $47 and $41 of accounts and notes receivable (net), $64 and $54 of inventories, $4 and $3 of other current assets, $363 and $369 of property, plant and equipment (net), $16 and $17 of intangible assets (net), $30 and $28 of other noncurrent assets, $85 and $73 of accounts payable, $30 and $32 of accrued liabilities, $179 and $183 of current portion of debt, $59 and $64 of long-term debt, and $43 and $45 of other noncurrent liabilities from consolidated variable interest entities are included in the respective Balance Sheet captions above. See "Note 5. Variable Interest Entities."
[2]	At December 31, 2013 and 2012, respectively, $39 and $28 of cash and cash equivalents, $9 each of restricted cash, $41 and $38 of accounts and notes receivable (net), $54 and $55 of inventories, $3 and nil of other current assets, $369 and $378 of property, plant and equipment (net), $17 and $19 of intangible assets (net), $28 each of other noncurrent assets, $73 and $76 of accounts payable, $32 and $26 of accrued liabilities, $183 and $193 of current portion of debt, $64 and $77 of long-term debt, and $45 and $101 of other noncurrent liabilities from consolidated variable interest entities are included in the respective Balance Sheet captions above. See "Note 7. Variable Interest Entities."